Deferred transaction cost – Sponsor share purchase (Details Narrative) - KRW (₩) ₩ in Thousands	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Deferred transaction cost	₩ 2,545,885	[1]	₩ 2,393,915	[1],[2]	₩ 1,025,730	[2]

[1]	The deferred balance includes the non-refundable amount paid to Mountain Crest Global Holdings LLC (the “Sponsor”) to purchase 325,000 founder shares, which will subsequently be transitioned into the Pubco ordinary shares upon completion of the Business Combination. The shares will be transferred at the closing of the business combination and the deferred balances will be charged against equity via treasury shares.
[2]	The deferred balance includes the non-refundable amount paid to Mountain Crest Global Holdings LLC (the “Sponsor”) to purchase 300,000 founder shares, which will subsequently be transitioned into the Pubco ordinary shares upon completion of the Business Combination. The shares will be transferred at the closing of the business combination and the deferred balances will be charged against equity via treasury shares.